Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure
2014 (period)	$ 10,000
2015	20,000
2016	20,000
2017	20,000
2018	20,000
2019 and thereafter	245,000
Total	$ 335,000	$ 214,085